Average Annual Total Returns - PGIM Jennison Natural Resources Fund	A One Year	A Five Years	A Ten Years	C One Year	C Five Years	C Ten Years	R One Year	R Five Years	R Ten Years	Z One Year	Z Five Years	Z Ten Years	Z Return After Taxes on Distributions One Year	Z Return After Taxes on Distributions Five Years	Z Return After Taxes on Distributions Ten Years	Z Return After Taxes on Distributions and Sale of Fund Shares One Year	Z Return After Taxes on Distributions and Sale of Fund Shares Five Years	Z Return After Taxes on Distributions and Sale of Fund Shares Ten Years	R6 One Year	R6 Five Years	R6 Ten Years	Lipper Global Natural Resources Index One Year		Lipper Global Natural Resources Index Five Years		Lipper Global Natural Resources Index Ten Years		S&P 500 Index One Year	S&P 500 Index Five Years	S&P 500 Index Ten Years	MSCI World Net Dividends Index One Year	MSCI World Net Dividends Index Five Years	MSCI World Net Dividends Index Ten Years
Total	5.06%	4.47%	(4.83%)	9.41%	4.94%	(4.94%)	11.00%	5.43%	(4.48%)	11.65%	6.06%	(3.96%)	11.23%	5.69%	(4.13%)	7.18%	4.70%	(2.89%)	11.76%	6.17%	(3.84%)	(1.30%)	[1]	3.92%	[1]	(2.49%)	[1]	18.40%	15.21%	13.87%	15.90%	12.19%	9.87%

[1]	The returns for the Lipper Global Natural Resources Index reflect the expenses of the mutual funds included in the Index.